INFORMATION ON BUSINESS SEGMENTS QUARTERLY (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Operating results for each of the segment Two Rivers Water Co.
	For the six months ended June 30, 2012					For the six months ended June 30, 2011
	Parent	Farms	Water	Discontinued Operations	Total	Parent	Farms	Water	Discontinued Operations	Total
Revenue
Assessments	$-	-	-	-	-	$-	-	48	-	48
Farm revenue	-	-	-	-	-	-	-	-	-	-
Water revenue	-	-	36	-	36	-	-	-	-	-
Other & misc.	-	-	11	-	11	-	-	-	-	-
	-	-	47	-	47	-	-	48	-	48
Less: direct cost of revenue	-	-	-	-	-	-	-	-	-	-
Gross Margin	-	-	47	-	47	-	-	48	-	48
Total Operating Expenses	3,618	647	495	-	4,760	(2,409)	(248)	(228)	-	(2,885)
Total Other Income/(Expense)	1,024	646	223	-	1,893	(37)	(100)	(426)	-	(563)
Net (Loss) Income from continuing operations before income taxes	(4,642)	(1,293)	(671)	-	(6,606)	(2,446)	(348)	(606)	-	(3,400)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-

Net Income (Loss) from continuing operations	(4,642)	(1,293)	(671)	-	(6,606)	(2,446)	(348)	(606)	-	(3,400)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	-	-	-	-	-	-	-	-	(31)	(31)
Income tax benefit	-	-	-	-	-	-	-	-	-	-
Loss on discontinued operations	-	-	-	-	-	-	-	-	(31)	(31)
Non-controlling interest	-	-	4	-	4	-	-	(24)	-	(24)
Net (Loss) Income	$(4,642)	(1,293)	(675)	-	(6,610)	$(2,446)	(348)	(630)	(31)	(3,455)
Segment assets	$1,959	9,135	27,254	-	38,348	$888	1,002	29,497	10	31,397

	For the year ended December 31, 2011					For the year ended December 31, 2010
	Parent	Farms	Water	Discontinued Operations	Total	Parent	Farms	Water	Discontinued Operations	Total
Revenue
Assessments	$ -	-	97	-	97	$ -	-	25	-	25
Farm revenue	-	-	-	-	-	-	153	-	-	153
Water revenue	-	-	-	-	-	15	-	-	-	15
Other & misc.	-	2	5	-	7	-	3	-	-	3
	-	2	102	-	104	15	156	25	-	196
Less: direct cost of revenue	-	97	-	-	97	-	285	-	-	285
Gross Margin	-	(95)	102	-	7	15	(129)	25	-	(89)
Total Operating Expenses	(5,548)	(589)	(640)	-	(6,777)	(5,924)	(457)	(1,137)	-	(7,518)
Total Other Income/(Expense)	(160)	1,652	(652)	-	840	(909)	-	-	-	(909)
Net (Loss) Income from continuing operations before income taxes	(5,708)	968	(1,190)	-	(5,930)	(6,818)	(586)	(1,112)	-	(8,516)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-

Net Income (Loss) from continuing operations	(5,708)	968	(1,190)	-	(5,930)	(6,818)	(586)	(1,112)	-	(8,516)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	-	-	-	(131)	(131)	-	-	-	(946)	(946)
Income tax benefit	-	-	-	-	-	-	-	-	-	-
Loss on discontinued operations	-	-	-	(131)	(131)	-	-	-	(946)	(946)
Non-controlling interest	-	-	(51)	-	(51)	-	-	(4)	-	(4)
Net (Loss) Income	$(5,708)	968	(1,241)	(131)	(6,112)	$(6,818)	(586)	(1,116)	(946)	(9,466)
Segment assets	$ 1,563	7,127	26,763	5	35,458	$ 849	105	26,236	8	27,198